Assets Charged as Security for Liabilities and Collateral Accepted as Security for Assets - Additional Information (Detail) - GBP (£) £ in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of assets pledged as security [line items]
Gross assets charged as security for liabilities	£ 38,265	£ 36,391
Internally Retained | Securitisations and Covered Bonds
Disclosure of assets pledged as security [line items]
Notes issued under securitisation and covered bond programmes retained internally	4,796	4,728
Third Party Bilateral Secured Funding Transactions | Securitisations and Covered Bonds
Disclosure of assets pledged as security [line items]
Assets charged as security for liabilities	1,581	1,581
Santander UK Plc | Internally Retained | Securitisations and Covered Bonds
Disclosure of assets pledged as security [line items]
Internally retained securitisation and covered bond issuances available for creating collateral	£ 1,200	£ 166